PORTFOLIO MANAGER'S LETTER
FIRST INVESTORS GROWTH & INCOME FUND

Dear Investor:

We are pleased to present the semi-annual report for First Investors Growth & Income Fund for the six months ended April 30, 1997. At April 30, 1997, the Fund's net asset value per share was $10.12 for Class A shares and $10.05 for Class B shares. During the period, the Fund declared dividends from net investment income of 4 cents per share on Class A shares and 1 cent per share on Class B shares. The Fund also declared a capital gain distribution of 16 cents per share on both classes. For the same period, the Fund returned on a net asset value basis 10.0% on Class A shares and 9.6% on Class B shares, compared to a 10.4% return for the Lipper Growth & Income Average.

During the period covered by this report, the U.S. stock market's upward momentum continued despite rising interest rates, with broad averages gaining 13-14%. Benign inflation reports, strong quarterly earnings releases, and robust cash flows into mutual funds provided the key underpinnings to the market's rise. As usual, not all stock market sectors performed uniformly. Leadership was fairly narrow, with finance and technology the standout performers. While the Fund's significant position in the finance area (in particular, banks and insurance companies) contributed favorably to results, its smaller weighting in technology limited its performance. In addition, several of the Fund's retail and media holdings suffered price declines in the past six months which hindered relative overall returns.

Our macroeconomic expectations have not changed materially in the last few months. After six years of economic expansion, there are few visible signs of broad based cost pressures. The March increase in short-term interest rates by the Federal Reserve initially caught investors off guard resulting in an equity market decline of approximately 10% from its earlier highs. This reaction was somewhat surprising given Federal Reserve Chairman Greenspan's prior warnings about the level of the stock market and his desire to preempt an acceleration in future inflation. We do not believe that a major interest rate cycle will unfold, as the rise in both long-term interest rates and the U.S. dollar should restrain economic growth in the second half of the year. Even though stock prices have strongly recovered in recent months, shifting interest rate perceptions will likely keep the market on edge over the course of 1997.

While we continue to believe the fundamentals that pushed U.S. stock markets to new highs remain in place, investors should remain aware of the risks associated with investing in the stock market. A significant risk to the stock market is that a too rapidly expanding economy creates inflationary pressures, encouraging the Federal Reserve to raise interest rates. Investors should also recognize that certain sectors of the market, such as technology, can be more volatile than the overall market. Investments in such sectors can create greater opportunities but also entail greater risk. Finally, on a technical basis the current bull market is now the longest in history and, according to many market historians, may be ready for a correction.

In a less certain investment environment, we are comfortable maintaining a diversified approach in terms of industry weightings. Areas of emphasis in the Fund include household products, health care, and finance, with a specific focus on companies that we believe will exhibit strong relative earnings gains this year and next. In spite of our expectation of higher volatility in the market, we believe that rigorous attention to earnings trends and valuation disciplines has the potential to produce good returns in the next twelve to eighteen months.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

   [SIGNATURE]

Laura J. Allen
Portfolio Manager

May 28, 1997

PORTFOLIO MANAGER'S LETTER
FIRST INVESTORS U.S.A. MID-CAP OPPORTUNITY FUND

Dear Investor:

We are pleased to present the semi-annual report for First Investors U.S.A. Mid-Cap Opportunity Fund for the six months ended April 30, 1997. At April 30, 1997, the Fund's net asset value per share was $14.66 for Class A shares and $14.45 for Class B shares. During the period, the Fund declared a capital gain distribution of 68.1 cents per share on Class A and Class B shares and a dividend from net investment income of 3.7 cents per share on Class A shares. For the same period, the Fund had a total return on a net asset value basis of 0.4% and 0.01% on Class A and Class B shares, respectively, compared to a total return of -0.9% for the average mid-cap company growth fund as tracked by Lipper Analytical Services, Inc.

During the period covered by this report, the U.S. economy continued its expansion as evidenced by strong GDP growth of 5.6%, up from 3.8% in the fourth quarter of 1996. This strong growth, however, has not put upward pressure on prices, as the consumer price index rose 0.1% in both March and April. The producer price index fell 0.6% in April, the largest drop in almost 4 years, and the fourth consecutive monthly decline, while the unemployment rate fell to 4.9% in April. The combination of strong economic growth and declining unemployment raised the possibility of the Federal Reserve acting to prevent inflation by raising interest rates at some point during the year. If the Federal Reserve does act to curb inflation it may mean slower economic growth. If the economy slows, we expect investors to shift their investment focus away from the large-cap, slow growth companies to smaller, mid-cap companies with the ability to grow at a faster rate and thus generate greater returns.

The Fund outperformed the average mid-cap company growth fund with certain sectors providing superior returns. Real estate investment trusts, a subsector of consumer cyclicals, generated exceptional performance, with the Fund's holdings of Ambassador Apartments Inc., Redwood Trust Inc., and Innkeepers USA Trust all producing substantially better than market returns. The healthcare sector also generated some top performing stocks. As the "graying of America" continues, a number of issues have done extremely well, specifically in the nursing home industry where our holdings include Genesis Health Ventures, Living Centers of America, and Vencor Inc. We also took the opportunity to selectively trim some underperforming stocks in the healthcare sector. The energy sector also yielded solid returns for the Fund, specifically the holdings of Cliffs Drilling Company and EVI Inc., an oil services company.

The Fund took the opportunity to increase its positions in sectors we felt had positive future outlooks. These included basic materials companies such as Olin Corp., Alumax Inc., and IMC Global Inc.; lodging with the addition of Prime Hospitality Corp.; publishing where Harte-Hankes Communications Inc. was added to the Fund; as well as Corporate Express Inc., a specialty retailer and Ascend Communications Inc., a manufacturer of communication network products.

While we continue to believe the fundamentals that pushed U.S. stock markets to new highs remain in place, investors should remain aware of the risks associated with investing in the stock market. A significant risk to the stock market is that a too rapidly expanding economy creates inflationary pressures, encouraging the Federal Reserve to raise interest rates. Investors should also recognize that certain sectors of the market, such as technology, can be more volatile than the overall market. Investments in such sectors can create greater opportunities but also entail greater risk. Finally, on a technical basis the current bull market is now the longest in history and, according to many market historians, may be ready for a correction.

We believe the fundamentals supporting continued moderate economic expansion, mild inflation, and continued growth in the U.S. stock market are still in place. U.S. companies, through the continued implementation of new technologies to improve productivity, should remain highly competitive domestically and internationally.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

         [SIGNATURE]

Patricia D. Poitra
Director of Equities
  and Portfolio Manager

May 28, 1997

PORTFOLIO MANAGER'S LETTER
FIRST INVESTORS UTILITIES INCOME FUND

Dear Investor:

We are pleased to present the semi-annual report for First Investors Utilities Income Fund for the six months ended April 30, 1997. At April 30, 1997, the Fund's net asset value per share was $6.44 for Class A shares and $6.38 for Class B shares. During the period, dividends from net investment income were 9.8 cents per share on Class A shares and 7.6 cents per share on Class B shares. For the same period, the Fund returned on a net asset value basis 2.0% on Class A shares and 1.7% on Class B shares compared to 4.4% for the average utility fund as tracked by Lipper Analytical Services, Inc.

During the period covered by this report, the U.S. economy continued its expansion as evidenced by strong GDP growth of 5.6% up from 3.8% in the fourth quarter of 1996. This strong growth, however, has not put upward pressure on prices, as the consumer price index rose .1% in both March and April. The producer price index fell .6% in April, the largest drop in almost four years, and the fourth consecutive monthly decline, while the unemployment rate fell to 4.9% in April. The combination of strong economic growth and declining unemployment raised the possibility of the Federal Reserve acting to prevent inflation by raising interest rates at some point during the year. If the Federal Reserve does act to curb inflation it may mean slower economic growth.

During the past six months, the Fund increased its exposure to the telephone segment of the utility market. Regulatory uncertainty with respect to competition diminished significantly, and earnings growth continued to be above average. The Fund decreased its weighting in the natural gas area of the market due to declining natural gas commodity prices that resulted from a very mild winter. The Fund maintained its electric company weighting during this time period. Finally, the Fund increased its foreign utility holdings, via American Depository Receipts (ADRs). The foreign utility holdings contributed positively to performance and we expect this trend to continue.

The Fund's electric utility holdings caused most of the Fund's relative underperformance. Higher interest rates, nuclear problems at several electric companies, and ongoing investor concerns with respect to deregulation and competition negatively impacted electric company stocks. Examples of electric company stocks that had a negative impact on Fund performance include: Texas Utilities, Houston Industries, Carolina Power & Light, Duke Power, and Central and Southwest Corp. This trend of underperformance should diminish as investors focus on the relative undervaluation and defensiveness of electric company stocks. The Fund's holdings in the natural gas area of the market showed signs of weakness after outperforming the telephone and electric areas of the market in 1996. Mild winter weather, rising interest rates, and falling natural gas commodity prices were the main reasons for the poor performance of natural gas company stocks. Examples of natural gas companies that performed poorly include:
Enron Corp., Southwest Gas Corp., Consolidated Natural Gas and AGL Resources.

While we continue to believe the fundamentals that pushed U.S. stock markets to new highs remain in place, investors should remain aware of the risks associated with investing in the stock market. A significant risk to the stock market is that a too rapidly expanding economy creates inflationary pressures, encouraging the Federal Reserve to raise interest rates. While we continue to believe that the utility sector of the market is undervalued relative to the broader stock market, utility stocks do face interest rate and industry specific risks. A rising interest rate environment does not bode well for utility stocks, which are often viewed as bond substitutes. In addition, electric, natural gas and telephone utilities are regulated at the state and federal level. Any changes with respect to regulation also have an impact on these stocks.

Going forward, the Fund will remain diversified among all three sectors of the utility market. This strategy has worked well in the past and we believe it will continue to work well. Stock selection will remain focused on utility companies that have proven track records of earnings and dividend growth, are competitive and innovative, and are located in robust and growing geographic areas.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

              [SIGNATURE]

Margaret R. Haggerty
Vice President
  and Portfolio Manager

May 28, 1997

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GROWTH & INCOME FUND
April 30, 1997

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMON STOCKS--89.5%
            AEROSPACE/DEFENSE--2.4%
   22,000   Boeing Company                                     $  2,169,750     $   133
   24,000   United Technologies Corporation                       1,815,000         111
---------------------------------------------------------------------------------------
                                                                  3,984,750         244
---------------------------------------------------------------------------------------
            BANKS--6.3%
   20,000   Citicorp                                              2,252,500         138
   38,000   First Bank System, Inc.                               2,916,500         178
   33,000   First Union Corporation                               2,772,000         169
   40,000   Wachovia Corporation                                  2,340,000         143
---------------------------------------------------------------------------------------
                                                                 10,281,000         628
---------------------------------------------------------------------------------------
            BUSINESS SERVICES--1.2%
   35,000   Fluor Corporation                                     1,925,000         118
---------------------------------------------------------------------------------------
            CHEMICALS--3.8%
   30,000   Air Products and Chemicals, Inc.                      2,152,500         132
   27,000   Dow Chemical Company                                  2,291,625         140
   17,000   Du Pont (E.I.) de Nemours & Company                   1,804,125         110
---------------------------------------------------------------------------------------
                                                                  6,248,250         382
---------------------------------------------------------------------------------------
            COMMUNICATION EQUIPMENT--2.2%
   38,000   *Cisco Systems, Inc.                                  1,966,500         120
   30,000   Motorola, Inc.                                        1,717,500         105
---------------------------------------------------------------------------------------
                                                                  3,684,000         225
---------------------------------------------------------------------------------------
            COMPUTER SOFTWARE/SERVICES--3.3%
   40,000   *BMC Software, Inc.                                   1,730,000         106
   25,000   *Computer Sciences Corporation                        1,562,500          95
   60,000   First Data Corporation                                2,070,000         126
---------------------------------------------------------------------------------------
                                                                  5,362,500         327
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMPUTERS & OFFICE EQUIPMENT--4.0%
   33,000   Hewlett-Packard Company                            $  1,732,500     $   106
   16,500   International Business Machines Corporation           2,652,375         162
   35,000   Xerox Corporation                                     2,152,500         132
---------------------------------------------------------------------------------------
                                                                  6,537,375         400
---------------------------------------------------------------------------------------
            DRUGS--10.0%
   40,000   American Home Products Corporation                    2,650,000         162
   40,000   Bristol-Myers Squibb Company                          2,620,000         160
   30,000   Johnson & Johnson                                     1,837,500         112
   25,000   Pfizer, Inc.                                          2,400,000         147
   60,000   Pharmacia & Upjohn, Inc.                              1,777,500         109
   30,000   Warner-Lambert Company                                2,940,000         180
   23,238   Zeneca Group PLC (ADR)                                2,100,134         128
---------------------------------------------------------------------------------------
                                                                 16,325,134         998
---------------------------------------------------------------------------------------
            ELECTRIC UTILITIES--.8%
   40,000   Texas Utilities Company                               1,350,000          82
---------------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT--2.4%
   36,000   General Electric Company                              3,991,500         244
---------------------------------------------------------------------------------------
            ELECTRONICS--.8%
   35,000   AMP, Inc.                                             1,255,625          77
---------------------------------------------------------------------------------------
            ENERGY--1.0%
   15,000   Schlumberger, Ltd.                                    1,661,250         101
---------------------------------------------------------------------------------------
            ENERGY SOURCES--6.3%
   30,000   Amoco Corporation                                     2,508,750         153
   33,000   Chevron Corporation                                   2,260,500         138
   44,000   Exxon Corporation                                     2,491,500         152
   58,632   Union Pacific Resources, Inc.                         1,590,393          97
   37,000   Unocal Corporation                                    1,410,625          86
---------------------------------------------------------------------------------------
                                                                 10,261,768         626
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GROWTH & INCOME FUND
April 30, 1997

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            FINANCIAL--1.6%
   65,000   Federal National Mortgage Association              $  2,673,125     $   163
---------------------------------------------------------------------------------------
            FINANCIAL SERVICES--1.8%
   45,000   American Express Company                              2,964,375         181
---------------------------------------------------------------------------------------
            FOOD/BEVERAGE/TOBACCO--2.7%
   65,000   PepsiCo, Inc.                                         2,266,875         138
   50,000   Sara Lee Corporation                                  2,100,000         128
---------------------------------------------------------------------------------------
                                                                  4,366,875         266
---------------------------------------------------------------------------------------
            HEALTH SERVICES--1.9%
   40,000   Columbia HCA Health                                   1,400,000          86
   35,000   United Healthcare Corporation                         1,701,875         104
---------------------------------------------------------------------------------------
                                                                  3,101,875         190
---------------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS--7.6%
   15,000   Colgate-Palmolive Company                             1,665,000         102
   45,900   Estee Lauder Companies - Class "A"                    2,099,925         128
   21,696   Gillette Company                                      1,844,160         113
   50,000   Kimberly-Clark Corporation                            2,562,500         157
   20,000   Procter & Gamble Company                              2,515,000         154
   45,800   *Revlon, Inc. - Class "A"                             1,683,150         103
---------------------------------------------------------------------------------------
                                                                 12,369,735         757
---------------------------------------------------------------------------------------
            INSURANCE--6.9%
   50,000   Ace, Ltd.                                             3,000,000         183
   50,000   Allstate Corporation                                  3,275,000         200
   22,000   American International Group                          2,827,000         173
   18,000   Marsh & McLennan                                      2,169,000         133
---------------------------------------------------------------------------------------
                                                                 11,271,000         689
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            MACHINERY & MANUFACTURING--3.8%
   30,000   Caterpillar, Inc.                                  $  2,670,000     $   163
   20,000   Illinois Tool Works, Inc.                             1,827,500         112
   20,000   Minnesota Mining & Manufacturing Company              1,740,000         106
---------------------------------------------------------------------------------------
                                                                  6,237,500         381
---------------------------------------------------------------------------------------
            MEDIA--3.3%
   33,000   Gannett Company                                       2,879,250         176
   40,000   Knight-Ridder, Inc.                                   1,555,000          95
   35,000   *Viacom, Inc. - Class "B"                               936,250          57
---------------------------------------------------------------------------------------
                                                                  5,370,500         328
---------------------------------------------------------------------------------------
            MEDICAL PRODUCTS--1.5%
   41,000   Abbott Laboratories                                   2,501,000         153
---------------------------------------------------------------------------------------
            METALS & MINERALS--1.4%
   30,000   Phelps Dodge Corporation                              2,302,500         141
---------------------------------------------------------------------------------------
            PAPER/FOREST PRODUCTS--.8%
   32,000   International Paper Company                           1,352,000          83
---------------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS--.3%
   13,300   Storage USA, Inc.                                       500,412          31
---------------------------------------------------------------------------------------
            RESTAURANTS--2.0%
   60,000   McDonald's Corporation                                3,217,500         197
---------------------------------------------------------------------------------------
            RETAIL--5.3%
   36,000   Mercantile Stores Company, Inc.                       1,773,000         108
   30,000   Nike, Inc.                                            1,687,500         103
   55,000   *Saks Holdings, Inc.                                  1,051,875          64
   42,000   Sears, Roebuck and Company                            2,016,000         123
   75,000   Wal-Mart Stores, Inc.                                 2,118,750         129
---------------------------------------------------------------------------------------
                                                                  8,647,125         527
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GROWTH & INCOME FUND
April 30, 1997

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
SHARES OR                                                                      FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            TELEPHONE--2.8%
   31,000   A T & T Corporation                                $  1,038,500     $    63
   40,000   SBC Communications, Inc.                              2,220,000         136
   40,000   US West Communications Group                          1,405,000          86
---------------------------------------------------------------------------------------
                                                                  4,663,500         285
---------------------------------------------------------------------------------------
            TRANSPORTATION--1.3%
   33,000   Union Pacific Corporation                             2,103,750         129
---------------------------------------------------------------------------------------
            TOTAL VALUE OF COMMON STOCKS (cost $114,138,801)    146,510,924       8,953
---------------------------------------------------------------------------------------
            CONVERTIBLE PREFERRED STOCKS--2.2%
            COMPUTER SOFTWARE/SERVICES--1.1%
   20,000   Microsoft Corp., $2.196                               1,712,500         105
---------------------------------------------------------------------------------------
            MEDIA--.8%
   70,000   Merrill Lynch Structured Yield Product
              (exchangeable into Cox Communication, Inc.
              Common Stock), 6%                                   1,382,500          85
---------------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS--.3%
   18,000   Security Capital Pacific Trust "A", 7%                  546,750          33
---------------------------------------------------------------------------------------
            TOTAL VALUE OF CONVERTIBLE PREFERRED STOCKS (cost
             $3,675,465)                                          3,641,750         223
---------------------------------------------------------------------------------------
            CONVERTIBLE BONDS--2.3%
            ELECTRONICS--1.3%
$   1,500M  Analog Devices, 3.50%, 2000                           2,111,250         129
---------------------------------------------------------------------------------------
            RETAIL--1.0%
    1,600M  Home Depot, Inc., 3.25%, 2001                         1,642,000         100
---------------------------------------------------------------------------------------
            TOTAL VALUE OF CONVERTIBLE BONDS (cost
             $3,714,071)                                          3,753,250         229
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS--4.5%
$   7,320M  Paine Webber, Inc. (collateralized by U.S.
              Treasury Note, 5.625%, 11/30/00, valued at
              $7,466,800) (cost $7,320,000)                    $  7,320,000     $   447
---------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $128,848,337)          98.5%   161,225,924       9,852
OTHER ASSETS, LESS LIABILITIES                           1.5      2,430,066         148
---------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $163,655,990     $10,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS U.S.A. MID-CAP OPPORTUNITY FUND
April 30, 1997

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
   SHARES   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            COMMON STOCKS--82.5%
            BASIC MATERIALS--5.4%
    1,700   *Alumax, Inc.                                      $    62,050     $    33
    4,000   IMC Global, Inc.                                       147,500          78
    7,000   Louisiana-Pacific Corporation                          130,375          69
    5,300   Nucor Corporation                                      263,675         140
    1,800   Olin Corporation                                        74,025          39
    6,000   Schulman (A.), Inc.                                    114,000          61
    3,600   Universal Corporation                                  100,800          54
    2,000   Willamette Industries, Inc.                            127,500          68
--------------------------------------------------------------------------------------
                                                                 1,019,925         542
--------------------------------------------------------------------------------------
            CAPITAL GOODS--11.2%
    7,000   AGCO Corporation                                       181,125          96
    2,000   Case Corporation                                       110,750          59
   11,400   *Checkpoint Systems, Inc.                              156,750          83
    3,300   Corning, Inc.                                          159,225          85
   13,700   *Corporate Express, Inc.                               137,000          73
    4,900   Foster Wheeler Corporation                             189,262         100
    4,000   Johnson Controls, Inc.                                 153,500          82
   18,000   *Miller Industries, Inc.                               213,750         113
    4,000   Millipore Corporation                                  151,000          80
    4,000   Thomas & Betts Corporation                             181,500          96
    4,500   *U.S. Office Products Company                          114,750          61
    6,400   *USA Waste Services, Inc.                              209,600         111
    3,500   York International Corporation                         157,062          83
--------------------------------------------------------------------------------------
                                                                 2,115,274       1,122
--------------------------------------------------------------------------------------
            COMMUNICATION SERVICES--1.5%
    6,100   *360 Communications Company                            105,987          56
    6,000   Century Telephone Enterprises                          179,250          95
--------------------------------------------------------------------------------------
                                                                   285,237         151
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
   SHARES   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            CONSUMER CYCLICALS--14.2%
    9,800   *Bed Bath & Beyond, Inc.                           $   268,275     $   142
   15,300   *Checkfree Corporation                                 212,287         113
   10,000   *Coldwater Creek, Inc.                                 140,000          74
   10,000   *CUC International, Inc.                               211,250         112
    2,400   *Fred Meyer, Inc.                                       98,700          52
    7,000   Harte-Hanks Communications                             190,750         101
   34,000   *Homegate Hospitality, Inc.                            221,000         117
   17,400   Innkeepers USA Trust                                   243,600         129
    4,300   Masco Corporation                                      162,325          86
    6,000   *Mirage Resorts, Inc.                                  120,750          64
    4,700   *OfficeMax, Inc.                                        58,162          31
    9,700   Ogden Corporation                                      203,700         108
    2,500   Pep Boys - Manny, Moe & Jack                            81,562          43
   15,000   *Prime Hospitality Corporation                         249,375         132
    1,900   *Saks Holdings, Inc.                                    36,337          19
    5,800   *Staples, Inc.                                         104,400          55
   21,800   *USCI, Inc.                                             64,037          34
--------------------------------------------------------------------------------------
                                                                 2,666,510       1,412
--------------------------------------------------------------------------------------
            CONSUMER STAPLES--8.7%
    6,000   Dole Food Company                                      244,500         130
    4,500   *Evergreen Media Corporation - Class "A"               145,687          77
   20,900   *Four Media Corporation                                114,950          61
    3,675   Gaylord Entertainment Company - Class "A"               77,634          41
    6,000   McCormick & Company, Inc.                              141,750          75
   10,000   *Pegasus Communications Corporation                    103,750          55
    7,500   Richfood Holdings, Inc.                                152,813          81
    6,900   *Tele-Communications, Inc. Liberty Media Group -
              Class "A"                                            129,806          69
    3,200   Time Warner, Inc.                                      144,000          76
    8,100   *US West Media Group                                   139,725          74
   10,600   Whitman Corporation                                    245,125         130
--------------------------------------------------------------------------------------
                                                                 1,639,740         869
--------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS U.S.A. MID-CAP OPPORTUNITY FUND
April 30, 1997

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
   SHARES   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            ENERGY--6.7%
    4,400   Apache Corporation                                 $   149,600     $    79
    2,100   *Cliffs Drilling Company                               128,100          68
    1,300   *Energy Ventures, Inc.                                  86,938          46
    4,300   *Global Industires Ltd.                                 90,300          48
    2,000   *Input/Output, Inc.                                     28,000          15
    6,700   *Nabors Industries, Inc.                               125,625          67
    5,000   *Oryx Energy Company                                   100,000          53
    5,500   *Patterson Energy, Inc.                                158,125          84
    9,300   Quaker State Corporation                               139,500          74
    4,400   Ultramar Diamond Shamrock Corporation                  141,350          75
    6,300   *Veritas DGC, Inc.                                     121,275          64
--------------------------------------------------------------------------------------
                                                                 1,268,813         673
--------------------------------------------------------------------------------------
            FINANCIAL--12.2%
    9,000   Aames Financial Corporation                            138,375          73
    7,400   Ambassador Apartments, Inc.                            180,375          96
    7,000   American Financial Group, Inc.                         244,125         130
    7,154   Conseco, Inc.                                          295,997         157
    5,200   Federal National Mortgage Association                  213,850         114
    9,200   *Imperial Credit Industries, Inc.                      133,975          71
    2,142   Mercantile Bancorporation                              124,236          66
    4,900   Ohio Casualty Corporation                              190,488         101
    4,000   Redwood Trust, Inc.                                    188,000         100
    8,000   The Money Store, Inc.                                  173,000          92
    3,100   Torchmark Corporation                                  192,588         102
   11,200   USF&G Corporation                                      224,000         119
--------------------------------------------------------------------------------------
                                                                 2,299,009       1,221
--------------------------------------------------------------------------------------
            HEALTHCARE--4.9%
   10,000   *Alfacell Corporation                                   51,875          28
    1,700   *Centocor Company                                       47,813          25
    4,200   Dentsply International, Inc.                           207,900         110
    5,900   *Genesis Health Ventures, Inc.                         176,263          94
    4,200   *Living Centers of America, Inc.                       150,150          80
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
   SHARES   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            HEALTHCARE (continued)
    4,400   *Vencor, Inc.                                      $   183,150     $    97
   16,200   *VidaMed, Inc.                                         111,375          59
--------------------------------------------------------------------------------------
                                                                   928,526         493
--------------------------------------------------------------------------------------
            TECHNOLOGY--15.3%
    5,900   *Adaptec, Inc.                                         218,300         116
    3,000   Adobe Systems, Inc.                                    117,375          62
    2,600   *Altera Corporation                                    128,863          68
    5,600   *Analog Devices, Inc.                                  149,800          80
    1,500   *Ascend Communications, Inc.                            68,625          36
   10,000   *ATL Products, Inc.                                     76,250          41
    3,300   *Atmel Corporation                                      82,088          44
    8,000   AVX Corporation                                        179,000          95
    1,400   *Cisco Systems, Inc.                                    72,450          39
    8,600   *Credence Systems Corporation                          136,525          72
    5,900   *EMC Corporation                                       214,613         114
    3,000   Equifax, Inc.                                           86,250          46
    2,900   *Fore Systems, Inc.                                     44,225          24
      800   Intel Corporation                                      122,500          65
    6,000   *Kent Electronics                                      150,000          80
    3,400   *LSI Logic Corporation                                 130,050          69
    2,500   Micron Technology, Inc.                                 88,125          47
    1,500   *Microsoft Corporation                                 182,250          97
    2,000   Motorola, Inc.                                         114,500          61
    6,200   *Network General Corporation                            85,250          45
    2,900   *Octel Communications Corporation                       47,125          25
    2,900   *Quantum Corporation                                   120,894          64
    2,100   *SMART Modular Technologies, Inc.                       70,350          37
    2,800   *Sterling Commerce, Inc.                                72,450          39
   16,600   *SystemSoft Corporation                                126,575          67
--------------------------------------------------------------------------------------
                                                                 2,884,433       1,533
--------------------------------------------------------------------------------------
            TRANSPORTATION--1.5%
   10,000   *Swift Transportation Company, Inc.                    285,000         151
--------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS U.S.A. MID-CAP OPPORTUNITY FUND
April 30, 1997

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
SHARES OR                                                                     FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            UTILITIES--0.9%
    5,600   Sierra Pacific Resources                           $   158,900     $    84
--------------------------------------------------------------------------------------
            TOTAL VALUE OF COMMON STOCKS (cost $14,681,603)     15,551,367       8,251
--------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--12.0%
$     775M  Dupont (E.I) de Nemours & Co., 5.51%, 5/21/97          772,628         410
      700M  Ford Motor Credit, 5.49%, 5/28/97                      697,140         370
      500M  PPG Industries, 5.50%, 5/30/97                         497,785         264
      300M  Southern California Edison Co., 5.48%, 5/22/97         299,041         159
--------------------------------------------------------------------------------------
            TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost
             $2,266,594)                                         2,266,594       1,203
--------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $16,948,197)           94.5%   17,817,961       9,454
OTHER ASSETS, LESS LIABILITIES                           5.5     1,029,663         546
--------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $18,847,624     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS UTILITIES INCOME FUND
April 30, 1997

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMON STOCKS--89.8%
            ELECTRIC POWER--41.6%
    8,500   *AES Corporation                                   $    554,625     $    52
   40,000   Allegheny Power Systems, Inc.                         1,050,000          98
   52,000   American Electric Power Company, Inc.                 2,106,000         196
   38,000   Baltimore Gas and Electric Company                      969,000          90
   30,000   Boston Edison Company                                   765,000          71
   55,000   Carolina Power & Light Company                        1,870,000         174
   60,000   CINergy Corporation                                   1,995,000         186
   40,000   CMS Energy Corporation                                1,270,000         118
   25,000   Consolidated Edison Company of New York                 693,750          65
   65,000   DPL, Inc.                                             1,535,625         143
   60,000   DQE, Inc.                                             1,657,500         154
   60,000   Duke Power Company                                    2,632,500         245
   60,000   Edison International, Inc.                            1,260,000         117
    9,700   Empresa Nacional de Electricidad S.A. (ADR)             677,787          63
   14,000   Enersis S.A. (ADR)                                      441,000          41
   55,000   FPL Group, Inc.                                       2,454,375         229
   40,000   General Public Utilities Corporation                  1,290,000         120
   30,000   Ipalco Enterprise, Inc.                                 915,000          85
   25,000   Kansas City Power & Light Company                       706,250          66
   29,000   KU Energy Corporation                                   880,875          82
   46,000   LG&E Energy Corporation                               1,109,750         103
   30,000   MDU Resources Group, Inc.                               697,500          65
   14,000   National Power PLC (ADR)                                490,000          46
   52,000   NIPSCO Industries, Inc.                               2,054,000         191
   37,000   OGE Energy Corporation                                1,535,500         143
   70,000   PacifiCorp                                            1,391,250         130
   55,000   Public Service Company of Colorado                    2,131,250         198
   66,400   Puget Sound Energy, Inc.                              1,626,800         151
   60,000   Scana Corporation                                     1,447,500         135
   70,000   Sierra Pacific Resources                              1,986,250         185
   50,000   Southern Company                                      1,018,750          95
   54,000   TECO Energy, Inc.                                     1,289,250         120
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS UTILITIES INCOME FUND
April 30, 1997

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            ELECTRIC POWER (continued)
   30,000   Union Electric Company                             $  1,068,750     $    99
   41,000   UtiliCorp United, Inc.                                1,066,000          99
---------------------------------------------------------------------------------------
                                                                 44,636,837       4,155
---------------------------------------------------------------------------------------
            ENERGY--0.4%
    9,500   Louisiana Land & Exploration Company                    475,000          44
---------------------------------------------------------------------------------------
            NATURAL GAS--25.5%
   40,000   AGL Resources, Inc.                                     770,000          72
   25,000   CMS Energy Corporation - Class "G"                      453,125          42
   32,000   Coastal Corporation                                   1,520,000         141
   20,000   Columbia Gas System, Inc.                             1,237,500         115
   20,000   Consolidated Natural Gas Company                      1,007,500          94
   16,200   Eastern Enterprises                                     548,775          51
   31,500   El Paso Natural Gas Company                           1,830,937         170
   17,000   Energen Corporation                                     537,625          50
   42,000   Enron Corporation                                     1,580,250         147
   28,000   Enron Global Power & Pipelines, L.L.C.                  826,000          77
   30,000   Equitable Resources, Inc.                               888,750          83
   29,000   KN Energy, Inc.                                       1,080,250         101
   40,000   MCN Corporation                                       1,145,000         107
   27,000   National Fuel Gas Company                             1,123,875         105
   30,000   New Jersey Resources Corporation                        866,250          81
   26,000   NICOR, Inc.                                             880,750          82
   29,000   Oneok, Inc.                                             862,750          80
   30,000   Pacific Enterprises                                     918,750          86
   16,000   Peoples Energy Corporation                              540,000          50
   25,000   Piedmont Natural Gas Company, Inc.                      587,500          55
   30,000   Questar Corporation                                   1,140,000         106
   20,000   Sonat, Inc.                                           1,142,500         106
   40,000   Southwest Gas Corporation                               665,000          62
   27,000   TransCanada Pipelines Ltd.                              492,750          46
   35,000   UGI Corporation                                         796,250          74
   30,000   Washington Gas & Light Company                          690,000          64
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            NATURAL GAS (continued)
   30,000   WICOR, Inc.                                        $  1,053,750     $    98
   50,000   Williams Companies, Inc.                              2,193,750         204
---------------------------------------------------------------------------------------
                                                                 27,379,587       2,549
---------------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUST--1.6%
    6,600   Duke Realty Investments, Inc.                           242,550          23
    5,800   Equity Residential Properties Trust                     253,750          24
   14,000   Meditrust Corporation                                   511,000          48
   14,600   Patriot American Hospitality, Inc.                      313,900          29
   15,000   Simon De Bartolo Group, Inc.                            429,375          40
---------------------------------------------------------------------------------------
                                                                  1,750,575         164
---------------------------------------------------------------------------------------
            TELECOMMUNICATIONS/LONG DISTANCE--1.6%
   27,000   MCI Communications Corporation                        1,029,375          96
   15,000   Sprint Corporation                                      658,125          61
---------------------------------------------------------------------------------------
                                                                  1,687,500         157
---------------------------------------------------------------------------------------
            TELEPHONE/UTILITIES--19.1%
   36,000   Ameritech Corporation                                 2,200,500         205
   38,000   Bell Atlantic Corporation                             2,574,500         240
   53,000   BellSouth Corporation                                 2,358,500         220
   16,000   Cia de Telecomunicaciones de Chile S.A.                 518,000          48
   51,000   GTE Corporation                                       2,339,625         218
   28,000   NYNEX Corporation                                     1,449,000         135
   59,749   SBC Communications, Inc.                              3,316,070         309
    9,300   Stet Societa' Finanziaria Telefonica S.p.A.             440,588          41
    6,000   Telecomunicacoes Brasileiras S/A-Telebras               688,500          64
   18,000   Telefonica de Argentina S.A. (ADR)                      598,500          56
   15,000   Telefonica de Espana S.A. (ADR)                       1,155,000         108
   12,000   Telefonica del Peru S.A.                                288,000          27
   10,000   Telefonos de Mexico S.A.                                412,500          38
   13,000   Telephone and Data Systems, Inc.                        481,000          45
   49,000   US West Communications Group                          1,721,125         160
---------------------------------------------------------------------------------------
                                                                 20,541,408       1,914
---------------------------------------------------------------------------------------
            TOTAL VALUE OF COMMON STOCKS (cost $85,394,631)    $ 96,470,907     $ 8,983
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS UTILITIES INCOME FUND
April 30, 1997

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
SHARES OR                                                                      FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            PREFERRED STOCKS--0.8%
            TELEPHONE/UTILITIES
   10,000   Pacific Telesis 8.50%                              $    262,500     $    24
   10,000   Pacific Telesis Finance 7.56%                           242,500          23
    5,000   US West Financing 7.96%                                 123,750          12
   10,000   US West Financing 8.25%                                 251,250          23
---------------------------------------------------------------------------------------
            TOTAL VALUE OF PREFERRED STOCKS (cost $875,000)         880,000          82
---------------------------------------------------------------------------------------
            CORPORATE BONDS--4.8%
            ELECTRIC & GAS UTILITIES--3.4%
$     500M  Baltimore Gas & Electric Co., 7.52%, 2000               506,560          47
      500M  Consolidated Edison Co. of New York, 6.625%, 2002       492,572          46
      500M  Duke Power Co., 5.875%, 2003                            470,891          44
      500M  Idaho Power Co., 6.40%, 2003                            485,552          45
      700M  Pennsylvania Power & Light Co., 6.875%, 2003            690,830          64
      500M  SCE Capital Corp., 7.375%, 2003                         495,962          46
      500M  Union Electric Co., 6.75%, 2008                         484,097          45
---------------------------------------------------------------------------------------
                                                                  3,626,464         337
---------------------------------------------------------------------------------------
            TELEPHONE--1.4%
      500M  A T & T Corp., 7.50%, 2006                              511,561          48
      500M  BellSouth Telecommunications, Inc., 6.375%, 2004        482,677          45
      500M  United Telephone of Florida, 6.25%, 2003                480,417          45
---------------------------------------------------------------------------------------
                                                                  1,474,655         138
---------------------------------------------------------------------------------------
            TOTAL VALUE OF CORPORATE BONDS (cost $5,285,706)      5,101,119         475
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--3.5%
$   1,300M  CIT Group Holdings, 5.52%, 5/22/97                 $  1,295,880     $   121
    1,000M  MetLife Funding, 5.51%, 6/3/97                          994,949          93
      600M  PPG Industries, 5.50%, 5/30/97                          597,342          56
      900M  Republic NY Corp., 5.48%, 5/30/97                       896,027          83
---------------------------------------------------------------------------------------
            TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost
             $3,784,198)                                          3,784,198         353
---------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $95,339,535)           98.9%   106,236,224       9,893
OTHER ASSETS, LESS LIABILITIES                           1.1      1,152,449         107
---------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $107,388,673     $10,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES
FIRST INVESTORS SERIES FUND II, INC.
April 30, 1997

-----------------------------------------------------------------------------------
                                             GROWTH &  U.S.A. MID-CAP     UTILITIES
                                               INCOME     OPPORTUNITY        INCOME
                                                 FUND            FUND          FUND
-----------------------------------------------------------------------------------
ASSETS
Investment in securities:
  At identified cost...................  $128,848,337  $   16,948,197  $ 95,339,535
                                         ------------  --------------  ------------
                                         ------------  --------------  ------------
  At value (Note 1A)...................  $161,225,924  $   17,817,961  $106,236,224
Cash (overdraft).......................       (38,255)      1,008,223     1,271,148
Receivables:
  Capital shares sold..................     1,492,959         159,449       275,896
  Investment securities sold...........     1,192,957              --            --
  Dividends and interest...............       246,514           7,713       564,464
Deferred organization expenses (Note
  1E)..................................         4,750              --         2,750
                                         ------------  --------------  ------------
Total Assets...........................   164,124,849      18,993,346   108,350,482
                                         ------------  --------------  ------------
LIABILITIES
Payables:
  Capital shares redeemed..............       325,601          50,974       423,234
  Investment securities purchased......            --          63,516       429,730
Accrued advisory fees..................        97,070          11,490        66,448
Accrued expenses.......................        46,188          19,742        42,397
                                         ------------  --------------  ------------
Total Liabilities......................       468,859         145,722       961,809
                                         ------------  --------------  ------------
NET ASSETS.............................  $163,655,990  $   18,847,624  $107,388,673
                                         ------------  --------------  ------------
                                         ------------  --------------  ------------
NET ASSETS CONSIST OF:
Capital paid in........................  $128,536,411  $   17,489,765  $ 94,836,553
Undistributed net investment income
  (deficit)............................       (19,870)         (8,629)      459,899
Accumulated net realized gain on
  investment transactions..............     2,761,862         496,724     1,195,532
Net unrealized appreciation in value of
  investments..........................    32,377,587         869,764    10,896,689
                                         ------------  --------------  ------------
Total..................................  $163,655,990  $   18,847,624  $107,388,673
                                         ------------  --------------  ------------
                                         ------------  --------------  ------------
CAPITAL SHARES OUTSTANDING (Note 4):
  Class A..............................    14,395,052       1,177,942    15,402,119
  Class B..............................     1,785,449         109,635     1,292,790

NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE - CLASS A..................  $      10.12  $        14.66  $       6.44
                                               ------          ------         -----
                                               ------          ------         -----
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A
  (Net asset value/.9375)*.............  $      10.79  $        15.64  $       6.87
                                               ------          ------         -----
                                               ------          ------         -----

NET ASSET VALUE AND OFFERING PRICE PER
  SHARE - CLASS B......................  $      10.05  $        14.45  $       6.38
                                               ------          ------         -----
                                               ------          ------         -----

* On purchases of $25,000 or more, the sales charge is reduced.

                       See notes to financial statements

STATEMENT OF OPERATIONS
FIRST INVESTORS SERIES FUND II, INC.
Six Months Ended April 30, 1997

----------------------------------------------------------------------------------
                                             GROWTH &  U.S.A. MID-CAP    UTILITIES
                                               INCOME     OPPORTUNITY       INCOME
                                                 FUND            FUND         FUND
----------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Dividends............................  $  1,313,749  $       77,571  $ 2,305,912
  Interest.............................       248,372          51,152      240,354
                                         ------------  --------------  -----------
Total income...........................     1,562,121         128,723    2,546,266
                                         ------------  --------------  -----------
Expenses (Notes 1 and 3):
  Advisory fee.........................       545,593          88,972      420,052
  Shareholder servicing costs..........       241,510          45,102      190,475
  Distribution plan expenses - Class
    A..................................       195,246          24,670      156,266
  Distribution plan expenses - Class
    B..................................        75,832           6,703       39,485
  Professional fees....................        25,713          17,569       24,804
  Reports and notices to
    shareholders.......................        23,439           3,552       12,630
  Custodian fees.......................        11,675           4,260        7,741
  Amortization of organization
    expenses...........................         1,500              --        1,500
  Other expenses.......................        10,806           2,014       12,488
                                         ------------  --------------  -----------
Total expenses.........................     1,131,314         192,842      865,441
Less: Expenses waived or assumed.......       (70,218)        (50,443)     (83,835)
     Custodian fees paid indirectly....        (2,002)         (4,260)      (7,741)
                                         ------------  --------------  -----------
Net expenses...........................     1,059,094         138,139      773,865
                                         ------------  --------------  -----------
Net investment income (loss)...........       503,027          (9,416)   1,772,401
                                         ------------  --------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (Note 2):
Net realized gain on investments.......     2,770,021         518,886    2,649,562
Net unrealized appreciation
  (depreciation) of investments........     9,822,148        (595,629)  (2,211,028)
                                         ------------  --------------  -----------
Net gain (loss) on investments.........    12,592,169         (76,743)     438,534
                                         ------------  --------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............  $ 13,095,196  $      (86,159) $ 2,210,935
                                         ------------  --------------  -----------
                                         ------------  --------------  -----------

                       See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
FIRST INVESTORS SERIES FUND II, INC.

--------------------------------------------------------------------------------------------------
                                                                                 GROWTH &
                                                                               INCOME FUND
                                                                        --------------------------
                                                                          11/1/96 TO    11/1/95 TO
                                                                             4/30/97      10/31/96
----------------------------------------------------------------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)........................................  $    503,027  $  1,064,411
  Net realized gain on investments....................................     2,770,021     2,338,223
  Net unrealized appreciation (depreciation) of investments...........     9,822,148    14,282,176
                                                                        ------------  ------------
    Net increase (decrease) in net assets resulting from operations...    13,095,196    17,684,810
                                                                        ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income - Class A.....................................      (520,132)   (1,124,492)
  Net investment income - Class B.....................................       (14,650)      (56,261)
  Net realized gains - Class A........................................    (2,000,522)           --
  Net realized gains - Class B........................................      (234,403)           --
                                                                        ------------  ------------
    Total distributions...............................................    (2,769,707)   (1,180,753)
                                                                        ------------  ------------
CAPITAL SHARE TRANSACTIONS (a)
Class A:
  Proceeds from shares sold...........................................    32,211,458    44,537,868
  Value of distributions reinvested...................................     2,489,650     1,102,988
  Cost of shares redeemed.............................................   (10,141,911)  (12,479,680)
                                                                        ------------  ------------
                                                                          24,559,197    33,161,176
                                                                        ------------  ------------
Class B:
  Proceeds from shares sold...........................................     5,480,182     7,730,826
  Value of distributions reinvested...................................       246,352        54,999
  Cost of shares redeemed.............................................      (991,962)     (509,452)
                                                                        ------------  ------------
                                                                           4,734,572     7,276,373
                                                                        ------------  ------------
  Net increase (decrease) from capital share transactions.............    29,293,769    40,437,549
                                                                        ------------  ------------
    Net increase (decrease) in net assets.............................    39,619,258    56,941,606
NET ASSETS
  Beginning of period.................................................   124,036,732    67,095,126
                                                                        ------------  ------------
  End of period+......................................................  $163,655,990  $124,036,732
                                                                        ------------  ------------
                                                                        ------------  ------------
+Includes undistributed net investment income (deficit) of............  $    (19,870) $     11,885
                                                                        ------------  ------------
                                                                        ------------  ------------
(a)CAPITAL SHARES ISSUED AND REDEEMED
Class A:
  Sold................................................................     3,238,985     5,098,974
  Issued for distributions reinvested.................................       258,143       125,569
  Redeemed............................................................    (1,016,560)   (1,437,840)
                                                                        ------------  ------------
  Net increase (decrease) in Class A capital shares outstanding.......     2,480,568     3,786,703
                                                                        ------------  ------------
                                                                        ------------  ------------
Class B:
  Sold................................................................       557,346       891,261
  Issued for distributions reinvested.................................        25,769         6,317
  Redeemed............................................................       (99,645)      (58,752)
                                                                        ------------  ------------
  Net increase in Class B capital shares outstanding..................       483,470       838,826
                                                                        ------------  ------------
                                                                        ------------  ------------

                       See notes to financial statements

----------------------------------------------------------------------------------------------------------------------------
                                                                             U.S.A. MID-CAP               UTILITIES
                                                                            OPPORTUNITY FUND             INCOME FUND
                                                                        ------------------------  --------------------------
                                                                         11/1/96 TO   11/1/95 TO    11/1/96 TO    11/1/95 TO
                                                                            4/30/97     10/31/96       4/30/97      10/31/96
----------------------------------------------------------------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)........................................  $    (9,416) $    37,706  $  1,772,401  $  3,539,164
  Net realized gain on investments....................................      518,886      704,468     2,649,562     3,348,109
  Net unrealized appreciation (depreciation) of investments...........     (595,629)     492,864    (2,211,028)    4,512,594
                                                                        -----------  -----------  ------------  ------------
    Net increase (decrease) in net assets resulting from operations...      (86,159)   1,235,038     2,210,935    11,399,867
                                                                        -----------  -----------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income - Class A.....................................      (36,607)     (34,589)   (1,552,236)   (3,356,371)
  Net investment income - Class B.....................................           --       (1,319)      (93,209)     (175,052)
  Net realized gains - Class A........................................     (673,761)    (500,576)           --            --
  Net realized gains - Class B........................................      (52,869)     (20,889)           --            --
                                                                        -----------  -----------  ------------  ------------
    Total distributions...............................................     (763,237)    (557,373)   (1,645,445)   (3,531,423)
                                                                        -----------  -----------  ------------  ------------
CAPITAL SHARE TRANSACTIONS (a)
Class A:
  Proceeds from shares sold...........................................    4,405,003    6,237,390     7,747,331    28,533,238
  Value of distributions reinvested...................................      696,970      526,859     1,490,364     3,227,282
  Cost of shares redeemed.............................................   (1,534,990)  (1,744,626)  (14,662,525)  (18,917,320)
                                                                        -----------  -----------  ------------  ------------
                                                                          3,566,983    5,019,623    (5,424,830)   12,843,200
                                                                        -----------  -----------  ------------  ------------
Class B:
  Proceeds from shares sold...........................................      543,087    1,021,499     1,490,678     4,829,402
  Value of distributions reinvested...................................       52,869       22,208        89,658       168,900
  Cost of shares redeemed.............................................     (112,264)    (210,746)   (1,031,480)     (910,784)
                                                                        -----------  -----------  ------------  ------------
                                                                            483,692      832,961       548,856     4,087,518
                                                                        -----------  -----------  ------------  ------------
  Net increase (decrease) from capital share transactions.............    4,050,675    5,852,584    (4,875,974)   16,930,718
                                                                        -----------  -----------  ------------  ------------
    Net increase (decrease) in net assets.............................    3,201,279    6,530,249    (4,310,484)   24,799,162
NET ASSETS
  Beginning of period.................................................   15,646,345    9,116,096   111,699,157    86,899,995
                                                                        -----------  -----------  ------------  ------------
  End of period+......................................................  $18,847,624  $15,646,345  $107,388,673  $111,699,157
                                                                        -----------  -----------  ------------  ------------
                                                                        -----------  -----------  ------------  ------------
+Includes undistributed net investment income (deficit) of............  $    (8,629) $    37,394  $    459,899  $    332,943
                                                                        -----------  -----------  ------------  ------------
                                                                        -----------  -----------  ------------  ------------
(a)CAPITAL SHARES ISSUED AND REDEEMED
Class A:
  Sold................................................................      285,401      424,011     1,186,417     4,588,232
  Issued for distributions reinvested.................................       45,613       37,986       230,293       516,114
  Redeemed............................................................     (100,181)    (119,786)   (2,242,880)   (3,050,042)
                                                                        -----------  -----------  ------------  ------------
  Net increase (decrease) in Class A capital shares outstanding.......      230,833      342,211      (826,170)    2,054,304
                                                                        -----------  -----------  ------------  ------------
                                                                        -----------  -----------  ------------  ------------
Class B:
  Sold................................................................       35,988       69,762       230,116       781,947
  Issued for distributions reinvested.................................        3,501        1,612        13,986        27,217
  Redeemed............................................................       (7,239)     (14,524)     (158,663)     (148,928)
                                                                        -----------  -----------  ------------  ------------
  Net increase in Class B capital shares outstanding..................       32,250       56,850        85,439       660,236
                                                                        -----------  -----------  ------------  ------------
                                                                        -----------  -----------  ------------  ------------

                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS SERIES FUND II, INC.

1. SIGNIFICANT ACCOUNTING POLICIES--First Investors Series Fund II, Inc. ("Series Fund II"), a Maryland corporation, is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Fund operates as a series Fund, issuing shares of beneficial interest in the Growth & Income Fund, U.S.A. Mid-Cap Opportunity Fund and Utilities Income Fund (each a "Fund"), and accounts separately for the assets, liabilities and operations of each Fund. The objective of each Fund is as follows:

GROWTH & INCOME FUND seeks long-term growth of capital and current income by investing, under normal market conditions, at least 65% of its total assets in securities that provide the potential for growth and offer income, such as dividend-paying stocks and securities convertible into common stocks.

U.S.A. MID-CAP OPPORTUNITY FUND seeks long-term capital growth by investing, under normal market conditions, at least 75% of its total assets in common and preferred stocks of companies that its investment adviser considers to have potential for capital growth. In addition, under normal market conditions, at least 65% of the Fund's total assets will be invested in securities of companies that have a medium market capitalization and are incorporated and have their principal place of business in the United States.

UTILITIES INCOME FUND primarily seeks high current income. Long-term capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 65% of its total assets in equity and debt securities issued by companies primarily engaged in the public utilities industry.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Each security traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) is valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, and other available information in determining value. Short-term corporate notes which are purchased at a discount are valued at amortized cost. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Series Fund II's officers in a manner specifically authorized by the Board of Directors.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At April 30, 1997, the Utilities Income Fund had capital loss carryovers of $1,454,031 of which $717,765 expires in 2002 and $736,266 expires in 2003.

C. Distributions to Shareholders--Dividends from net investment income of the Growth & Income Fund and Utilities Income Fund are declared and paid quarterly and dividends from net investment income of the U.S.A. Mid-Cap Opportunity Fund are declared and paid annually. Distributions from net realized capital gains are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and amortization of deferred organization expenses.

D. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of Series Fund II are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Deferred Organization Expenses--Organization expenses are being amortized over a five year period. Investors purchasing shares of a Fund bear such expenses only as they are amortized. First Investors Management Company, Inc. ("FIMCO"), Series Fund II' s investment adviser, has agreed that in the event any of the initial Class A shares of a Fund purchased by FIMCO are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial Class A shares of the Fund being redeemed bears to the number of initial Class A shares of the Fund outstanding at the time of redemption.

F. Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Fund.

G. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. The Bank of New York, custodian for the Funds, has provided credits in the amount of $14,003 against custodian charges based on the uninvested cash balances of these Funds.

2. PURCHASES AND SALES OF SECURITIES--For the six months ended April 30, 1997, purchases and sales of securities, excluding repurchase agreements and short-term corporate notes, were as follows:

                                             Cost of     Proceeds
                                           Purchases     of Sales
                                         -----------  -----------
Growth & Income Fund...................  $45,533,958  $21,832,367
U.S.A. Mid-Cap Opportunity Fund........   11,553,401    8,518,457
Utilities Income Fund..................   32,282,971   39,096,016

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS SERIES FUND II, INC.

At April 30, 1997, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                                              Gross         Gross           Net
                                            Aggregate    Unrealized    Unrealized    Unrealized
                                                 Cost  Appreciation  Depreciation  Appreciation
                                         ------------  ------------  ------------  ------------
Growth & Income Fund...................  $128,848,337  $ 36,304,478  $  3,926,891  $ 32,377,587
U.S.A. Mid-Cap Opportunity Fund........    16,948,197     2,088,698     1,218,934       869,764
Utilities Income Fund..................    95,339,535    12,183,271     1,286,582    10,896,689

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES--Certain officers and directors of Series Fund II are officers and directors of its investment adviser, FIMCO, its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of Series Fund II's individual retirement accounts. Officers and directors of Series Fund II received no remuneration from Series Fund II for serving in such capacities. Their remuneration (together with certain other expenses of Series Fund II) is paid by FIMCO or FIC.

The investment advisory agreement provides as compensation to FIMCO for each Fund other than the U.S.A. Mid-Cap Opportunity Fund, an annual fee, payable monthly, at the rate of .75% on the first $300 million of each Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million and .66% on average daily net assets over $750 million. The annual fee for the U.S.A. Mid-Cap Opportunity Fund is payable monthly, at the rate of 1% on the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. The investment adviser has agreed to waive 1/4 of the 1% annual fee of the U.S.A. Mid-Cap Opportunity Fund's average daily net assets for a minimum period ending October 31, 1997. For the six months ended April 30, 1997, total advisory fees accrued to FIMCO were $1,054,617 of which $149,309 was waived. In addition, expenses of $55,187 were assumed by FIMCO.

For the six months ended April 30, 1997, FIC, as underwriter, received $1,747,720 in commissions from the sale of shares of the Series Fund II, after allowing $6,346 to other dealers. Shareholder servicing costs included $374,976 in transfer agent fees and out of pocket expenses accrued to ADM and $102,111 in custodian fees paid to FFS.

Pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee equal to .30% of the average net assets of the Class A shares and 1% of the average net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. Total distribution plan fees accrued to FIC amounted to $498,202.

Wellington Management Company serves as an investment subadviser to the Growth & Income Fund. The subadviser is paid by FIMCO and not by the Fund.

4. CAPITAL--Each Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% during a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees and certain other class expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 100,000,000 shares originally designated to each Fund, Series Fund II has classified 50,000,000 shares as Class A and 50,000,000 shares as Class B.

FINANCIAL HIGHLIGHTS
FIRST INVESTORS SERIES FUND II, INC.

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

--------------------------------------------------------------------------------------------------------------------------------
                                                                      P E R    S H A R E    D A T A
                                          --------------------------------------------------------------------------------------
                                                       INCOME FROM INVESTMENT OPERATIONS      LESS DISTRIBUTIONS
                                          NET ASSET  --------------------------------------          FROM
                                              VALUE                NET REALIZED              --------------------
                                          ---------         NET  AND UNREALIZED  TOTAL FROM         NET       NET
                                          BEGINNING  INVESTMENT  GAIN (LOSS) ON  INVESTMENT  INVESTMENT  REALIZED          TOTAL
                                          OF PERIOD      INCOME     INVESTMENTS  OPERATIONS      INCOME      GAIN  DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
CLASS A
10/4/93* to 10/31/93....................  $    6.56  $     .005  $           --  $     .005  $     .005  $     --  $        .005
11/1/93 to 10/31/94.....................       6.56        .128            .109        .237        .107        --           .107
11/1/94 to 10/31/95.....................       6.69        .163           1.125       1.288        .168        --           .168
11/1/95 to 10/31/96.....................       7.81        .102           1.593       1.695        .115        --           .115
11/1/96 to 4/30/97......................       9.39        .038            .892        .930        .040      .160           .200
CLASS B
1/12/95* to 10/31/95....................       6.43        .084           1.372       1.456        .106        --           .106
11/1/95 to 10/31/96.....................       7.78        .066           1.555       1.621        .071        --           .071
11/1/96 to 4/30/97......................       9.33        .011            .879        .890        .010      .160           .170
--------------------------------------------------------------------------------------------------------------------------------
U.S.A. MID-CAP OPPORTUNITY FUND***
CLASS A
8/24/92* to 10/31/92....................  $   11.64  $     .036  $         .050  $     .086  $     .026  $     --  $        .026
11/1/92 to 10/31/93.....................      11.70        .122            .373        .495        .045        --           .045
11/1/93 to 10/31/94.....................      12.15        .078           (.326)      (.248)       .122        --           .122
11/1/94 to 10/31/95.....................      11.78        .083           2.796       2.879        .079        --           .079
11/1/95 to 10/31/96.....................      14.58        .042           1.564       1.606        .058      .838           .896
11/1/96 to 4/30/97......................      15.29       (.006)           .094        .088        .037      .681           .718
CLASS B
1/12/95* to 10/31/95....................      12.03       (.011)          2.491       2.480          --        --             --
11/1/95 to 10/31/96.....................      14.51        .013           1.468       1.481        .053      .838           .891
11/1/96 to 4/30/97......................      15.10       (.031)           .062        .031          --      .681           .681
--------------------------------------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
CLASS A
2/22/93* to 10/31/93....................  $    5.59  $     .118  $         .317  $     .435  $     .105  $     --  $        .105
11/1/93 to 10/31/94.....................       5.92        .239           (.839)      (.600)       .227      .013           .240
11/1/94 to 10/31/95.....................       5.08        .233            .822       1.055        .235        --           .235
11/1/95 to 10/31/96.....................       5.90        .214            .512        .726        .216        --           .216
11/1/96 to 4/30/97......................       6.41        .107            .021        .128        .098        --           .098
CLASS B
1/12/95* to 10/31/95....................       4.95        .144            .930       1.074        .164        --           .164
11/1/95 to 10/31/96.....................       5.86        .185            .489        .674        .184        --           .184
11/1/96 to 4/30/97......................       6.35        .082            .024        .106        .076        --           .076
--------------------------------------------------------------------------------------------------------------------------------

* Commencement of operations of Class A or date Class B shares first offered ** Calculated without sales charges
*** Prior to February 15, 1996, known as Made In The U.S.A. Fund
+ Annualized
++ Net of expenses waived or assumed (Note 3).
+++ Average commission rate (per share of security) as required by amended disclosure requirements effective in fiscal year 1996.

                       See notes to financial statements

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

----------------------------------------------------------------------------------------------------------------------------------
                                                                     R A T I O S / S U P P L E M E N T A L  D A T A
                                                      ----------------------------------------------------------------------------
                                          ---------
                                                                                                              RATIO TO AVERAGE NET
                                                                                                                 ASSETS BEFORE
                                                                                      RATIO TO AVERAGE NET     EXPENSES WAIVED OR
                                                                                            ASSETS++                ASSUMED
                                          NET ASSET                                   --------------------    --------------------
                                              VALUE                                                    NET                     NET
                                          ---------     TOTAL RETURN      NET ASSETS            INVESTMENT              INVESTMENT
                                                END               **   END OF PERIOD  EXPENSES      INCOME    EXPENSES      INCOME
                                          OF PERIOD              (%)  (IN THOUSANDS)       (%)         (%)         (%)         (%)
----------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
CLASS A
10/4/93* to 10/31/93....................  $    6.56              .99+ $        3,407        --        1.02+       1.37+       (.35)+
11/1/93 to 10/31/94.....................       6.69             3.67          34,489       .67        2.26        1.83        1.11
11/1/94 to 10/31/95.....................       7.81            19.51          63,493       .98        2.34        1.59        1.74
11/1/95 to 10/31/96.....................       9.39            21.82         111,896      1.31        1.20        1.49        1.02
11/1/96 to 4/30/97......................      10.12            10.01         145,720      1.39+        .77+       1.48+        .68+
CLASS B
1/12/95* to 10/31/95....................       7.78            22.73           3,602      1.90+       2.23+       2.61+       1.52+
11/1/95 to 10/31/96.....................       9.33            20.92          12,141      2.03         .48        2.19         .31
11/1/96 to 4/30/97......................      10.05             9.63          17,936      2.09+        .07+       2.18+       (.02)+
----------------------------------------------------------------------------------------------------------------------------------
U.S.A. MID-CAP OPPORTUNITY FUND***
CLASS A
8/24/92* to 10/31/92....................  $   11.70             3.86+ $        8,150       .06+       1.87+       2.64+       (.72)+
11/1/92 to 10/31/93.....................      12.15             4.23          15,586       .81         .96        2.03        (.26)
11/1/93 to 10/31/94.....................      11.78            (2.05)          7,651       .90         .45        2.32        (.97)
11/1/94 to 10/31/95.....................      14.58            24.59           8,818      1.34         .48        2.36        (.55)
11/1/95 to 10/31/96.....................      15.29            11.64          14,478      1.57         .36        2.15        (.21)
11/1/96 to 4/30/97......................      14.66              .38          17,263      1.50+       (.05)+      2.12+       (.62)+
CLASS B
1/12/95* to 10/31/95....................      14.51            20.62             298      2.29+       (.03)+      3.79+      (1.53)+
11/1/95 to 10/31/96.....................      15.10            10.80           1,168      2.30        (.37)       3.03       (1.10)
11/1/96 to 4/30/97......................      14.45              .01           1,584      2.20+       (.75)+      2.82+      (1.32)+
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
CLASS A
2/22/93* to 10/31/93....................  $    5.92            11.28+ $       58,373       .35+       3.84+       1.80+       2.39+
11/1/93 to 10/31/94.....................       5.08           (10.15)         62,671       .80        4.59        1.59        3.80
11/1/94 to 10/31/95.....................       5.90            21.35          83,691      1.04        4.37        1.57        3.84
11/1/95 to 10/31/96.....................       6.41            12.45         104,029      1.20        3.49        1.49        3.19
11/1/96 to 4/30/97......................       6.44             2.00          99,144      1.34+       3.21+       1.49+       3.06+
CLASS B
1/12/95* to 10/31/95....................       5.86            21.99           3,209      1.82+       4.93+       2.53+       4.21+
11/1/95 to 10/31/96.....................       6.35            11.61           7,670      1.91        2.77        2.28        2.40
11/1/96 to 4/30/97......................       6.38             1.67           8,245      2.04+       2.51+       2.19+       2.36+
----------------------------------------------------------------------------------------------------------------------------------


                                          PORTFOLIO    AVERAGE
                                          TURNOVER  COMMISSION
                                              RATE        RATE
                                               (%)         +++
-------------------------------------------------------------------------
GROWTH & INCOME FUND
CLASS A
10/4/93* to 10/31/93....................         0  $       --
11/1/93 to 10/31/94.....................         6          --
11/1/94 to 10/31/95.....................        19          --
11/1/95 to 10/31/96.....................        25       .0530
11/1/96 to 4/30/97......................        16       .0530
CLASS B
1/12/95* to 10/31/95....................        19          --
11/1/95 to 10/31/96.....................        25       .0530
11/1/96 to 4/30/97......................        16       .0530
-------------------------------------------------------------------------------------
U.S.A. MID-CAP OPPORTUNITY FUND***
CLASS A
8/24/92* to 10/31/92....................         0  $       --
11/1/92 to 10/31/93.....................        52          --
11/1/93 to 10/31/94.....................        29          --
11/1/94 to 10/31/95.....................       106          --
11/1/95 to 10/31/96.....................       118       .0704
11/1/96 to 4/30/97......................        56       .0690
CLASS B
1/12/95* to 10/31/95....................       106          --
11/1/95 to 10/31/96.....................       118       .0704
11/1/96 to 4/30/97......................        56       .0690
-------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
CLASS A
2/22/93* to 10/31/93....................        17  $       --
11/1/93 to 10/31/94.....................        58          --
11/1/94 to 10/31/95.....................        16          --
11/1/95 to 10/31/96.....................        38       .0706
11/1/96 to 4/30/97......................        30       .0697
CLASS B
1/12/95* to 10/31/95....................        16          --
11/1/95 to 10/31/96.....................        38       .0706
11/1/96 to 4/30/97......................        30       .0697
-------------------------------------------------------------------------------------------------------------

* Commencement of operations of Class A or date Class B shares first offered ** Calculated without sales charges
*** Prior to February 15, 1996, known as Made In The U.S.A. Fund
+ Annualized
++ Net of expenses waived or assumed (Note 3).
+++ Average commission rate (per share of security) as required by amended disclosure requirements effective in fiscal year 1996.

                       See notes to financial statements

INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Directors of First Investors Series Fund II, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Growth & Income Fund, U.S.A. Mid-Cap Opportunity Fund (formerly known as Made In The U.S.A. Fund) and Utilities Income Fund (comprising First Investors Series Fund II, Inc.), as of April 30, 1997, the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended April 30, 1997 and the year ended October 31, 1996, and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Growth & Income Fund, U.S.A. Mid-Cap Opportunity Fund and Utilities Income Fund (comprising First Investors Series Fund II, Inc.) at April 30, 1997, and the results of their operations, changes in their net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
May 29, 1997

FIRST INVESTORS SERIES FUND II, INC.

DIRECTORS
-------------------------------------------

JAMES J. COY (Emeritus)

ROGER L. GRAYSON

GLENN O. HEAD

KATHRYN S. HEAD

REX R. REED

HERBERT RUBINSTEIN

NANCY S. SCHAENEN

JAMES M. SRYGLEY

JOHN T. SULLIVAN

ROBERT F. WENTWORTH

OFFICERS
-------------------------------------------

GLENN O. HEAD
President

MARGARET R. HAGGERTY
Vice President

PATRICIA D. POITRA
Vice President

CONCETTA DURSO
Vice President and Secretary

JOSEPH I. BENEDEK
Treasurer

CAROL LERNER BROWN
Assistant Secretary

GREGORY R. KINGSTON
Assistant Treasurer

MARK S. SPENCER
Assistant Treasurer

SHAREHOLDER INFORMATION
-------------------------------------------

INVESTMENT ADVISER
FIRST INVESTORS MANAGEMENT COMPANY, INC.
95 Wall Street
New York, NY 10005

SUBADVISER (Growth & Income Fund only)
WELLINGTON MANAGEMENT COMPANY
75 State Street
Boston, MA 02109

UNDERWRITER
FIRST INVESTORS CORPORATION
95 Wall Street
New York, N.Y. 10005

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

TRANSFER AGENT
ADMINISTRATIVE DATA MANAGEMENT CORP.
581 Main Street
Woodbridge, NJ 07095-1198

LEGAL COUNSEL
KIRKPATRICK & LOCKHART LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

AUDITORS
TAIT, WELLER & BAKER
Two Penn Center Plaza
Philadelphia, PA 19102-1707

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

FIRST
INVESTORS
SERIES FUND II, INC.

Growth & Income Fund
U.S.A. Mid-Cap Opportunity Fund
Utilities Income Fund

SEMI-
ANNUAL
REPORT


April 30, 1997


Vertically reading from bottom to top in the center of the page the words "FIRST INVESTORS" appear.

The following language appears to the left of the above language:

The words "BULK RATE U.S. POSTAGE PAID PERMIT NO. 7379" in a box to the right of a circle containing the words "MAILED FROM ZIP CODE 11201" appears on the right hand side.

The following language appears on the left hand side:

FIRST INVESTORS SERIES FUND II, INC.
95 WALL STREET
NEW YORK, NY 10005

The following appears on the bottom left hand side:

First Investors logo
A MEMBER OF THE
FIRST INVESTORS
FINANCIAL NETWORK

FIUSA03